Shareholders’ equity (Tables)	12 Months Ended
Dec. 31, 2022
Shareholders Equity
Schedule of stock option plan

					2022
					Number of options (in thousands)
Series granted	Grant date	1st date of exercise	Exercise price at the grant date	Granted	Exercised	Cancelled	Expired	Outstanding

B6	05/31/2019	05/31/2022	0.01	462	(400)	(35)	(27)	-
C6	05/31/2019	05/31/2022	17.39	359	(190)	(153)	(16)	-
B7	01/31/2021	05/31/2023	0.01	673	(345)	(105)	-	223
C7	01/31/2021	05/31/2023	12.60	497	(161)	(119)	-	217
B8	05/31/2022	05/31/2023	0.01	1,617	(347)	-	-	1,270
C8	05/31/2022	05/31/2023	17.28	1,328	-	-	-	1,328
				4,936	(1,443)	(412)	(43)	3,038

Schedule of maximum percentage of interest dilution

	2022	2021

Number of shares	270,139	269,376
Balance of effective stock options granted	3,038	1,412
Maximum percentage of dilution	1.12%	0.52%

Schedule of stock option activity

	Shares in thousands	Weighted average of exercise price	Weighted average of remaining contractual term

At December 31, 2021
Granted during the period	1,225	22.37
Cancelled during the period	(55)	10.50
Exercised during the period	(1,157)	7.65
Expired during the period	(69)	11.57
Outstanding at the end of the period	1,412	5.71	1.06
Total to be exercised at December 31, 2021	1,412	5.71	1.06

At December 31, 2022
Granted during the period	2,945	7.80
Cancelled during the period	(291)	10.82
Exercised during the period	(985)	1.94
Expired during the period	(43)	6.34
Outstanding at the end of the period	3,038	8.46	2.13
Total to be exercised at December 31, 2022	3,038	8.46	2.13

Schedule of dividends proposed

	Proposed dividends
	2022	2021	2020

Net (loss) income for the year	(172)	802	2,179
Legal reserve	-	(40)	(109)
Governmental subsidy reserve	-	(438)	(9)
Calculation basis of dividends	-	324	2,061
Mandatory minimum dividends – 25%	-	81	515